Trade and other receivables (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of trade receivables by maturity date
Total	R$ 156,012	R$ 142,407
Gross amount
Disclosure of trade receivables by maturity date
Total	166,439	150,705
Current | Gross amount
Disclosure of trade receivables by maturity date
Total	138,848	129,177
1–30 | Gross amount
Disclosure of trade receivables by maturity date
Total	6,779	7,295
31–60 | Gross amount
Disclosure of trade receivables by maturity date
Total	3,508	2,555
61–90 | Gross amount
Disclosure of trade receivables by maturity date
Total	3,274	1,466
91–120 | Gross amount
Disclosure of trade receivables by maturity date
Total	1,914	1,337
121–150 | Gross amount
Disclosure of trade receivables by maturity date
Total	1,181	1,018
>150 | Gross amount
Disclosure of trade receivables by maturity date
Total	R$ 10,935	R$ 7,857